Goodwill (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) ReportingUnits	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Goodwill impairment losses | $		$ 0	$ 16,369
Sohu [Member]
Goodwill [Line Items]
Number of reporting units | ReportingUnits		1
Sogou [Member]
Goodwill [Line Items]
Number of reporting units | ReportingUnits		1
Changyou [Member] | 17173.com Website [Member]
Goodwill [Line Items]
Goodwill impairment losses | $	$ 16,400